CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	15.00	15.00
Ordinary shares, authorized	150,000,000	120,000,000
Ordinary shares, issued	47,956,000	22,398,000
Ordinary shares, outstanding	47,870,000	22,312,000
Treasury stock, shares	86,667	86,667